FINANCIAL LEASE RECEIVABLES - Rollforward of allowance (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
At the beginning of year	¥ (6,890)	¥ (4,225)	¥ (2,624)
Provision for credit losses	(16,267)	(2,665)	(1,601)
At the ending of the year	¥ (23,157)	¥ (6,890)	¥ (4,225)